Financial statements preparation - Leases (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2019	Oct. 01, 2019
Financial statements preparation
Total lease commitments	$ 3.7
AASB 16 Leases | Adjustment
Financial statements preparation
ROU assets included in property and equipment		$ 3.2
Lease liabilities recognised in other liabilities		3.3
Increase in the provision for lease restoration obligations upon adoption of AASB 16		$ 0.1
Weighted average incremental borrowing rate		2.10%
AASB 16 Leases | Adjustment | Retained profits
Financial statements preparation
Impact on adoption of AASB 16		$ 0.0